Cash flow from operations	12 Months Ended
Jun. 30, 2023
Cash flow from operations
Cash flow from operations
28	Cash flow from operations

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Earnings before interest and tax (EBIT)		21 520	61 417	16 619
Adjusted for
share of profits of equity accounted investments		(2 623)	(3 128)	(814)
equity-settled share-based payment	33	1 033	1 164	1 927
depreciation and amortisation		16 491	14 073	17 644
effect of remeasurement items	8	33 898	(9 903)	23 218
movement in long-term provisions
income statement charge	30	(718)	643	(3)
utilisation	30	(811)	(310)	(388)
movement in short-term provisions		(261)	(2 182)	2 839
movement in post-retirement benefits		381	443	880
translation effects		(1 821)	(886)	(5 047)
write-down of inventories to net realisable value		948	451	83
movement in financial assets and liabilities		(6 708)	2 760	(4 225)
movement in other receivables and payables		(5 205)	3 223	(240)
other non-cash movements		463	(91)	(225)
		56 587	67 674	52 268